Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	WILSHIRE MUTUAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000890453
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Large Company Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Growth Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
March 26, 2020
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Supplement to the Summary Prospectus and Prospectus,
each dated April 30, 2019, as supplemented
with respect to the Large Company Growth Portfolio (the “Portfolio”)

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE LARGE COMPANY GROWTH PORTFOLIO (THE “PORTFOLIO”) AND IN THE COMPANY’S PROSPECTUS.
Effective on or about March 24, 2020, Victory Capital Management Inc. (“Victory Capital”) no longer serves as a subadviser to the Large Company Growth Portfolio (the “Portfolio”). All references to Victory Capital in the Portfolio’s Summary Prospectus and Prospectus are hereby removed.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).
On February 27, 2020, the Board approved a subadvisory agreement between Wilshire and Fred Alger Management, LLC (“Alger Management”), effective March 20, 2020.
The Summary Prospectus and Prospectus are supplemented as detailed below.
*****

Strategy [Heading]	rr_StrategyHeading	The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus and Prospectus of the Portfolio.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Fred Alger Management, LLC (“Alger Management”). Alger Management believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from new regulations, a new product innovation or new management.
In managing its portion of the Portfolio, Alger Management invests in equity securities of companies of any market capitalization that Alger Management believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In managing its portion of the Portfolio, Alger Management intends to invest a substantial portion of its assets in a small number of issuers, and may focus its portfolio in fewer business sectors or industries. Generally, the portion of the Portfolio managed by Alger Management will hold approximately 50 securities, although the number of holdings may occasionally exceed this number for a variety of reasons. Alger Management’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the portion of the Portfolio managed by Alger Management may engage in active trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	The following supplements the information under the heading “Principal Risks” of the Summary Prospectus and Prospectus of the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Growth Stocks Risk. Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Small Number of Holdings Risk. Under normal circumstances, the portion of the Portfolio managed by Alger Management invests in a small number of issuers. Therefore, the Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. The risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.

Supplement Closing [Text Block]	ck0000890453_SupplementClosingTextBlock	If you have any questions regarding the Large Company Growth Portfolio or any series of the Company, please call (866) 591-1568. Investors Should Retain this Supplement for Future Reference.
Large Company Growth Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLGX
Large Company Growth Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCGX